Suspended Wells - Summary of Aging of Exploratory Well Costs that have been Capitalized for More than One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	$ 922	$ 793	$ 589
Aktote-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
Alpine Satellite-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	21
Browse Basin-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	216
Caldita/Barossa-Australia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	77
Fiord West-Alaska[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	16
Harrison-U.K.[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	27
Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	44
Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	52
NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	17
NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	30
Point Thomson-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	37
Rak More-Kazakhsta [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	22
Saleski-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
Shenandoah-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	43
Sunrise 3-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	26
Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	18
Thornbury-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
Tiber-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
Titan-Norway [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
Ubah-Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	29
Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	68
2008-2010 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	589
2008-2010 [Member] | Browse Basin-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	216
2008-2010 [Member] | Fiord West-Alaska[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	16
2008-2010 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	5
2008-2010 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	17
2008-2010 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | Point Thomson-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	37
2008-2010 [Member] | Rak More-Kazakhsta [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	22
2008-2010 [Member] | Saleski-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2008-2010 [Member] | Shenandoah-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	43
2008-2010 [Member] | Sunrise 3-Australia[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
2008-2010 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	6
2008-2010 [Member] | Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	9
2008-2010 [Member] | Thornbury-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2008-2010 [Member] | Tiber-Lower 48 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
2008-2010 [Member] | Titan-Norway [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
2008-2010 [Member] | Ubah-Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
2008-2010 [Member] | Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2008-2010 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	34
2005-2007 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	250
2005-2007 [Member] | Caldita/Barossa-Australia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	77
2005-2007 [Member] | Harrison-U.K.[Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2005-2007 [Member] | Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2005-2007 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	5
2005-2007 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	15
2005-2007 [Member] | Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	40
2005-2007 [Member] | NPR-A-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	11
2005-2007 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	18
2005-2007 [Member] | Su tu Nau-Vietnam [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	9
2005-2007 [Member] | Uge-Nigeria [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	14
2005-2007 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	32
2001-2004 [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	83
2001-2004 [Member] | Aktote-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	19
2001-2004 [Member] | Alpine Satellite-Alaska [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	21
2001-2004 [Member] | Kairan-Kazakhstan (2) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	13
2001-2004 [Member] | Kairan-Kazakhstan (1) [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	4
2001-2004 [Member] | Kashagan-Kazakhstan [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	10
2001-2004 [Member] | Malikai - Malaysia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	12
2001-2004 [Member] | Surmont III and beyond-Canada [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	2
2001-2004 [Member] | Sixteen projects of $10 million or less each [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Aging of Exploratory Well Cost that have been capitalized for more than one year	$ 2